Capital Commitments	12 Months Ended
Dec. 31, 2023
Capital Commitments [Abstract]
Capital commitments

22. Capital commitments

	As of December 31,
	2022	2023
	USD’000	USD’000
Capital expenditure in respect of acquisition of the contractual management rights:
Total contract sum	27,182	26,630
Less: Amounts paid and recognized as cost of property, plant and equipment	(4,315)	(11,895)
Less: Amounts paid and recognized as prepayments on property, plant and equipment	(6,860)	—
Contracted for but not provided in the Consolidated Financial Statement	16,007	14,735

Capital commitments as of December 31, 2022 are mainly related to the acquisition of 5,300 mu (equivalent to approximately 3,533,351 sq. m.) of tea trees situated in the tea gardens. On February 17, 2023, the Group entered into a supplementary agreement with the village committee of Changguan Village, acquiring a tea garden encompassing 1,014mu (approximately 676,000 square meters). This was followed by another supplementary agreement with the village committee of Shakengli Village, acquiring an additional tea garden spanning 800mu (approximately 533,334 square meters). As per the Company, the contractual management rights for the remaining related land lots will be progressively transferred between 2024 and 2025.